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1933 Act Rule 485(a)(1)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

July 6, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 99/100 (the “Amendment”) to the Registration Statement of the Trust relating to the Trust’s UBS Equity Long-Short Multi-Strategy Fund series of shares (the “Fund”).

The Amendment is being submitted to reflect the following changes to the Fund: (1) to reflect the Fund’s name change from UBS Market Neutral Multi-Strategy Fund to UBS Equity Long-Short Multi-Strategy Fund (2) to make certain revisions to the Fund’s investment objective and strategies disclosure; and (3) to make certain revisions to the Fund’s investment process disclosure.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series of shares.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell

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